Inventories - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventories.
Finished goods	$ 100,711	$ 158,056
Raw materials in progress and industrial supplies	99,259	140,689
Other inventories	46,274	54,564
Advances to suppliers	305	812
Total inventories	$ 246,549	$ 354,121